Net Loss Per Share (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss Per Share
13. Net Loss Per Share
Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is calculated by dividing the weighted-average number common shares outstanding during the period, after taking into consideration any potentially dilutive effects from outstanding stock options or warrants.
Basic and diluted net loss per share were the same for the three and nine months ended September 30, 2024 and 2023, as the effect of potentially dilutive securities would have been anti-dilutive.
The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an anti-dilutive impact:

	Three and Nine Months Ended September 30,
	2024	2023
Options to purchase common stock	250,897	364,975
Warrants to purchase common stock	934,373	1,161,493
Total options and warrants to purchase common stock	1,185,270	1,526,468

13. Net Loss Per Share
Basic and diluted earnings (loss) per share are computed using the two-class method, which is an earnings allocation method that determines earnings (loss) per share for common shares and participating securities. The participating securities consist of the Company’s Series A Preferred Stock. The undistributed earnings are allocated between common shares and participating securities as if all earnings had been distributed during the period. In periods of loss, no allocation is made to the Series A Preferred Stock and diluted net loss per share is the same as basic net loss per share because common stock equivalents are excluded as their inclusion would be antidilutive.
The following potentially dilutive securities outstanding have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact:

	Year Ended December 31,
	2023	2022
Options to purchase common stock	344,306	304,823
Warrants to purchase common stock	1,161,493	1,284,803
Total potentially dilutive securities excluded	1,505,799	1,589,626